UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

December 31, 2022
Annual Report
Deutsche DWS Investments VIT Funds
DWS Equity 500 Index VIP

Contents
3	Performance Summary
4	Management Summary
6	Portfolio Summary
7	Investment Portfolio
15	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
18	Financial Highlights
21	Notes to Financial Statements
27	Report of Independent Registered Public Accounting Firm
28	Information About Your Fund's Expenses
29	Tax Information
29	Proxy Voting
30	Advisory Agreement Board Considerations and Fee Evaluation
33	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI" ), and has been licensed for use by DWS Investment Management Americas, Inc. ("DIMA" ). Standard & Poor's®, S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P" ); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones" ); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DIMA. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2 |	DWS Equity 500 Index VIP

Performance SummaryDecember 31, 2022 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2022 are 0.32%, 0.71% and 0.72% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended December 31
S&P 500® Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$8,166	$12,382	$15,489	$31,785
	Average annual total return	–18.34%	7.38%	9.14%	12.26%
S&P 500 Index	Growth of $10,000	$8,189	$12,479	$15,688	$32,654
	Average annual total return	–18.11%	7.66%	9.42%	12.56%
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$8,138	$12,245	$15,209	$30,792
	Average annual total return	–18.62%	6.98%	8.75%	11.90%
S&P 500 Index	Growth of $10,000	$8,189	$12,479	$15,688	$32,654
	Average annual total return	–18.11%	7.66%	9.42%	12.56%
DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B2	Growth of $10,000	$8,136	$12,237	$15,187	$30,596
	Average annual total return	–18.64%	6.96%	8.72%	11.83%
S&P 500 Index	Growth of $10,000	$8,189	$12,479	$15,688	$32,654
	Average annual total return	–18.11%	7.66%	9.42%	12.56%
The growth of $10,000 is cumulative.

DWS Equity 500 Index VIP	| 3

Management Summary December 31, 2022 (Unaudited)
The Fund returned –18.34% in 2022 (Class A shares, unadjusted for contract charges) while the Standard & Poor’s 500® (S&P 500) Index returned –18.11%. Since the Fund’s investment strategy is to replicate the performance of the index, its return is normally close to that of the index. The difference in performance is typically driven by transaction costs and Fund expenses. The Fund periodically invested in equity index futures to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on performance.
U.S. equities suffered a sizable loss in 2022, breaking a streak of three consecutive years with double-digit returns. While a number of developments conspired to depress performance, a sharp increase in inflation — and the U.S. Federal Reserve’s (Fed’s) effort to contain the price pressures — were the primary factors in the market downturn. Inflation, which had already begun to rise in late 2021, accelerated in the wake of Russia’s invasion of Ukraine in February. Consumer price inflation, after staying in a range of 0% to 3% over the previous decade, rose above 8% in March 2022 and ultimately reached a peak of 9.1% in June.
The Fed responded with its most aggressive series of interest-rate increases since the early 1980s, raising rates seven separate times over the course of the year to move the fed funds rate from 0.0%–0.25% to 4.25%–4.50%. The pronounced increase in rates, in addition to weighing on investor sentiment and putting downward pressure on equities’ valuations, fueled worries about the potential for slowing economic growth and weaker corporate earnings in 2023. Geopolitical events were another headwind for market performance. Russia’s invasion of Ukraine not only fueled inflation, but it also raised concerns that Europe was headed for a recession — a negative for many of the multinational companies represented in the S&P 500 Index.
Rising interest rates generally had the largest adverse effect on the most growth-oriented segments of the market, particularly the information technology sector. Investors discount future earnings to today’s dollars using current interest rates, which reduces the value of profits expected to occur further in the future. This was an especially large headwind for the technology sector, where there is an above-average representation of more speculative companies with limited current profits. The pain was felt even by the sector’s mega-cap companies, however, which had a large effect on the index given their sizable weightings. The underperformance for technology-related stocks spilled over into the consumer discretionary sector, where Tesla, Inc., and Amazon.com, Inc. were notable laggards, as well as communications services, which was dragged down by poor returns for Alphabet, Inc. (parent of Google) and Meta Platforms, Inc. (formerly Facebook).
The energy sector was a bright spot in 2022, gaining over 60% despite the weakness in the market as a whole. Crude oil prices climbed sharply in the first half of the year, boosting the profits of the related companies. Energy stocks were also helped by elevated demand for assets seen as having the ability to hold up well through periods of higher inflation. In addition, many companies in the sector continued to display improving capital discipline and an increased focus on shareholder returns.
Defensive stocks also held up well in 2022. The persistent worries about inflation, interest rates, and the economy prompted investors to gravitate to companies that could maintain stable earnings in a time of macroeconomic headwinds. Utilities finished the year with a gain as a group, reflecting the essential nature of their services and contracts that allow many companies to pass on inflation. Consumer staples was an additional bright spot, since food, beverage, and personal care products typically feature steady demand profiles. Healthcare stocks also performed well as a group, but the gains were concentrated in a relatively limited number of pharmaceutical, biotechnology, and managed-care providers. The more cyclical industrials, materials, and financials sectors, while losing ground in absolute terms, also held up better than the overall market.
Brent Reeder
Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund
Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

4 |	DWS Equity 500 Index VIP

Terms to Know
The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Contribution and detraction incorporate both an investment’s total return and its weighting in the Fund.
Consumer discretionary stocks represent companies that make and market goods and services that are considered non-essential. Sub-categories within the consumer discretionary sector include retailers, media, consumer services, consumer durables & apparel, and automobiles.
Consumer staples stocks represent companies that make products purchased by consumers on a regular basis, such as food and beverages, prescription drugs, and household products. In the aggregate, sales of consumer staples tend to be steady and less sensitive to economic fluctuations.
Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a predetermined price in the future.

DWS Equity 500 Index VIP	| 5

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/22	12/31/21
Common Stocks	100%	100%
Cash Equivalents	0%	0%
Short-Term U.S. Treasury Obligation	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	12/31/22	12/31/21
Information Technology	26%	29%
Health Care	16%	13%
Financials	12%	11%
Consumer Discretionary	10%	12%
Industrials	8%	8%
Communication Services	7%	10%
Consumer Staples	7%	6%
Energy	5%	3%
Utilities	3%	2%
Materials	3%	3%
Real Estate	3%	3%
	100%	100%

Ten Largest Equity Holdings at December 31, 2022 (25.4% of Net Assets)
1Apple, Inc.	6.0%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
2Microsoft Corp.	5.6%
Develops, manufactures, licenses, sells and supports software products
3Alphabet, Inc.	3.1%
Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications
4Amazon.com, Inc.	2.3%
Online retailer offering a wide range of products
5Berkshire Hathaway, Inc.	1.7%
Holding company of insurance business and a variety of other businesses
6UnitedHealth Group, Inc.	1.6%
Operator of organized health systems
7Johnson & Johnson	1.4%
Provider of health care products
8Exxon Mobil Corp.	1.4%
Explorer and producer of oil and gas
9JPMorgan Chase & Co.	1.2%
Provider of global financial services
10NVIDIA Corp.	1.1%
Designs, develops and markets three dimensional (3D) graphic processors
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 7.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

6 |	DWS Equity 500 Index VIP

Investment Portfolioas of December 31, 2022

	Shares	Value ($)
Common Stocks 99.6%
Communication Services 7.2%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	133,170	2,451,660
Lumen Technologies, Inc.	18,289	95,468
Verizon Communications, Inc.	78,404	3,089,118
		5,636,246
Entertainment 1.3%
Activision Blizzard, Inc.	13,294	1,017,655
Electronic Arts, Inc.	4,910	599,904
Live Nation Entertainment, Inc.*	2,712	189,135
Netflix, Inc.*	8,314	2,451,632
Take-Two Interactive Software, Inc.*	2,937	305,830
Walt Disney Co.*	34,035	2,956,961
Warner Bros Discovery, Inc.*	41,029	388,955
		7,910,072
Interactive Media & Services 4.0%
Alphabet, Inc. "A"*	111,620	9,848,233
Alphabet, Inc. "C"*	98,896	8,775,042
Match Group, Inc.*	5,347	221,847
Meta Platforms, Inc. "A"*	42,007	5,055,122
		23,900,244
Media 0.8%
Charter Communications, Inc. "A"*	2,003	679,217
Comcast Corp. "A"	80,539	2,816,449
DISH Network Corp. "A"*	4,574	64,219
Fox Corp. "A"	5,788	175,782
Fox Corp. "B"	2,731	77,697
Interpublic Group of Companies, Inc.	7,127	237,400
News Corp. "A"	7,160	130,312
News Corp. "B"	2,250	41,490
Omnicom Group, Inc.	3,773	307,764
Paramount Global "B" (a)	9,581	161,727
		4,692,057
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	11,198	1,567,720
Consumer Discretionary 9.8%
Auto Components 0.1%
Aptiv PLC*	5,030	468,444
BorgWarner, Inc.	4,265	171,666
		640,110
Automobiles 1.3%
Ford Motor Co.	73,536	855,224
General Motors Co.	26,627	895,732
Tesla, Inc.*	50,168	6,179,694
		7,930,650
	Shares	Value ($)
Distributors 0.2%
Genuine Parts Co.	2,629	456,158
LKQ Corp.	4,793	255,994
Pool Corp.	719	217,375
		929,527
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.*	724	1,459,063
Caesars Entertainment, Inc.*	3,984	165,734
Carnival Corp.*	18,409	148,377
Chipotle Mexican Grill, Inc.*	514	713,170
Darden Restaurants, Inc.	2,299	318,021
Domino's Pizza, Inc.	675	233,820
Expedia Group, Inc.*	2,851	249,748
Hilton Worldwide Holdings, Inc.	5,061	639,508
Las Vegas Sands Corp.*	6,173	296,736
Marriott International, Inc. "A"	5,022	747,726
McDonald's Corp.	13,667	3,601,664
MGM Resorts International	5,911	198,196
Norwegian Cruise Line Holdings Ltd.*	7,906	96,769
Royal Caribbean Cruises Ltd.*	4,098	202,564
Starbucks Corp.	21,481	2,130,915
Wynn Resorts Ltd.*	1,928	159,002
Yum! Brands, Inc.	5,253	672,804
		12,033,817
Household Durables 0.4%
D.R. Horton, Inc.	5,820	518,795
Garmin Ltd.	2,910	268,564
Lennar Corp. "A"	4,786	433,133
Mohawk Industries, Inc.*	953	97,416
Newell Brands, Inc.	6,800	88,944
NVR, Inc.*	55	253,692
PulteGroup, Inc.	4,331	197,190
Whirlpool Corp.	1,031	145,845
		2,003,579
Internet & Direct Marketing Retail 2.4%
Amazon.com, Inc.*	165,836	13,930,224
eBay, Inc.	10,246	424,902
Etsy, Inc.*	2,378	284,837
		14,639,963
Leisure Products 0.0%
Hasbro, Inc.	2,495	152,220
Multiline Retail 0.5%
Dollar General Corp.	4,219	1,038,929
Dollar Tree, Inc.*	3,934	556,425
Target Corp.	8,631	1,286,364
		2,881,718
Specialty Retail 2.4%
Advance Auto Parts, Inc.	1,142	167,908
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 7

	Shares	Value ($)
AutoZone, Inc.*	354	873,028
Bath & Body Works, Inc.	4,224	177,999
Best Buy Co., Inc.	3,804	305,119
CarMax, Inc.*	2,875	175,059
Home Depot, Inc.	19,131	6,042,718
Lowe's Companies, Inc.	11,589	2,308,992
O'Reilly Automotive, Inc.*	1,168	985,827
Ross Stores, Inc.	6,519	756,660
TJX Companies, Inc.	21,671	1,725,011
Tractor Supply Co.	2,046	460,289
Ulta Beauty, Inc.*	953	447,024
		14,425,634
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. "B"	23,548	2,755,352
Ralph Lauren Corp.	752	79,464
Tapestry, Inc.	4,615	175,739
VF Corp.	6,361	175,627
		3,186,182
Consumer Staples 7.2%
Beverages 1.9%
Brown-Forman Corp. "B"	3,454	226,859
Coca-Cola Co.	72,654	4,621,521
Constellation Brands, Inc. "A"	3,053	707,533
Keurig Dr Pepper, Inc.	15,824	564,284
Molson Coors Beverage Co. "B"	3,543	182,535
Monster Beverage Corp.*	7,171	728,071
PepsiCo, Inc.	25,738	4,649,827
		11,680,630
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	8,275	3,777,538
Kroger Co.	12,141	541,246
Sysco Corp.	9,456	722,911
Walgreens Boots Alliance, Inc.	13,284	496,290
Walmart, Inc.	26,375	3,739,711
		9,277,696
Food Products 1.2%
Archer-Daniels-Midland Co.	10,276	954,126
Campbell Soup Co.	3,769	213,891
Conagra Brands, Inc.	8,853	342,611
General Mills, Inc.	11,138	933,921
Hormel Foods Corp.	5,405	246,198
Kellogg Co.	4,774	340,100
Kraft Heinz Co.	14,734	599,821
Lamb Weston Holdings, Inc.	2,713	242,434
McCormick & Co., Inc.	4,717	390,992
Mondelez International, Inc. "A"	25,601	1,706,307
The Hershey Co.	2,746	635,891
The J.M. Smucker Co.	2,002	317,237
Tyson Foods, Inc. "A"	5,436	338,391
		7,261,920
	Shares	Value ($)
Household Products 1.6%
Church & Dwight Co., Inc.	4,587	369,758
Clorox Co.	2,296	322,198
Colgate-Palmolive Co.	15,582	1,227,706
Kimberly-Clark Corp.	6,273	851,560
Procter & Gamble Co.	44,292	6,712,895
		9,484,117
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	4,315	1,070,595
Tobacco 0.8%
Altria Group, Inc.	33,506	1,531,559
Philip Morris International, Inc.	28,965	2,931,548
		4,463,107
Energy 5.2%
Energy Equipment & Services 0.4%
Baker Hughes Co.	18,821	555,784
Halliburton Co.	16,855	663,244
Schlumberger Ltd.	26,527	1,418,134
		2,637,162
Oil, Gas & Consumable Fuels 4.8%
APA Corp.	6,130	286,148
Chevron Corp.	33,242	5,966,607
ConocoPhillips	23,252	2,743,736
Coterra Energy, Inc.	14,637	359,631
Devon Energy Corp.	12,204	750,668
Diamondback Energy, Inc.	3,281	448,775
EOG Resources, Inc.	10,987	1,423,036
EQT Corp.	6,908	233,698
Exxon Mobil Corp.	76,976	8,490,453
Hess Corp.	5,220	740,300
Kinder Morgan, Inc.	36,990	668,779
Marathon Oil Corp.	11,684	316,286
Marathon Petroleum Corp.	8,748	1,018,180
Occidental Petroleum Corp.	13,573	854,963
ONEOK, Inc.	8,431	553,917
Phillips 66	8,819	917,882
Pioneer Natural Resources Co.	4,459	1,018,391
Targa Resources Corp.	4,233	311,125
Valero Energy Corp.	7,202	913,646
Williams Companies, Inc.	22,596	743,408
		28,759,629
Financials 11.6%
Banks 3.8%
Bank of America Corp.	130,449	4,320,471
Citigroup, Inc.	36,243	1,639,271
Citizens Financial Group, Inc.	9,279	365,314
Comerica, Inc.	2,454	164,050
Fifth Third Bancorp.	12,813	420,395
First Republic Bank	3,395	413,817
Huntington Bancshares, Inc.	26,952	380,023
The accompanying notes are an integral part of the financial statements.

8 |	DWS Equity 500 Index VIP

	Shares	Value ($)
JPMorgan Chase & Co.	54,808	7,349,753
KeyCorp.	17,468	304,293
M&T Bank Corp.	3,244	470,575
PNC Financial Services Group, Inc.	7,514	1,186,761
Regions Financial Corp.	17,681	381,202
Signature Bank	1,184	136,420
SVB Financial Group*	1,109	255,225
Truist Financial Corp.	24,701	1,062,884
U.S. Bancorp.	25,167	1,097,533
Wells Fargo & Co.	71,218	2,940,591
Zions Bancorp. NA	2,813	138,287
		23,026,865
Capital Markets 3.1%
Ameriprise Financial, Inc.	1,972	614,022
Bank of New York Mellon Corp.	13,642	620,984
BlackRock, Inc.	2,805	1,987,707
Cboe Global Markets, Inc.	1,957	245,545
Charles Schwab Corp.	28,567	2,378,488
CME Group, Inc.	6,751	1,135,248
FactSet Research Systems, Inc.	712	285,662
Franklin Resources, Inc.	5,380	141,924
Intercontinental Exchange, Inc.	10,386	1,065,500
Invesco Ltd.	8,638	155,398
MarketAxess Holdings, Inc.	698	194,665
Moody's Corp.	2,928	815,799
Morgan Stanley	24,644	2,095,233
MSCI, Inc.	1,484	690,312
Nasdaq, Inc.	6,314	387,364
Northern Trust Corp.	3,877	343,076
Raymond James Financial, Inc.	3,593	383,912
S&P Global, Inc.	6,218	2,082,657
State Street Corp.	6,913	536,241
T. Rowe Price Group, Inc.	4,217	459,906
The Goldman Sachs Group, Inc.	6,331	2,173,939
		18,793,582
Consumer Finance 0.5%
American Express Co.	11,199	1,654,652
Capital One Financial Corp.	7,193	668,662
Discover Financial Services	5,089	497,857
Synchrony Financial	8,384	275,498
		3,096,669
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. "B"*	33,686	10,405,605
Insurance 2.5%
Aflac, Inc.	10,531	757,600
Allstate Corp.	4,932	668,779
American International Group, Inc.	13,888	878,277
Aon PLC "A"	3,875	1,163,043
	Shares	Value ($)
Arch Capital Group Ltd.*	6,896	432,931
Arthur J. Gallagher & Co.	3,926	740,208
Assurant, Inc.	1,011	126,436
Brown & Brown, Inc.	4,329	246,623
Chubb Ltd.	7,773	1,714,724
Cincinnati Financial Corp.	2,983	305,429
Everest Re Group Ltd.	748	247,790
Globe Life, Inc.	1,644	198,184
Hartford Financial Services Group, Inc.	5,903	447,624
Lincoln National Corp.	2,884	88,596
Loews Corp.	3,779	220,429
Marsh & McLennan Companies, Inc.	9,281	1,535,820
MetLife, Inc.	12,278	888,559
Principal Financial Group, Inc.	4,315	362,115
Progressive Corp.	10,904	1,414,358
Prudential Financial, Inc.	6,853	681,599
Travelers Companies, Inc.	4,408	826,456
W.R. Berkley Corp.	3,805	276,129
Willis Towers Watson PLC	2,003	489,894
		14,711,603
Health Care 15.8%
Biotechnology 2.5%
AbbVie, Inc.	33,056	5,342,180
Amgen, Inc.	9,958	2,615,369
Biogen, Inc.*	2,676	741,038
Gilead Sciences, Inc.	23,475	2,015,329
Incyte Corp.*	3,434	275,819
Moderna, Inc.*	6,173	1,108,794
Regeneron Pharmaceuticals, Inc.*	1,994	1,438,651
Vertex Pharmaceuticals, Inc.*	4,813	1,389,898
		14,927,078
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	32,575	3,576,409
Align Technology, Inc.*	1,339	282,395
Baxter International, Inc.	9,340	476,060
Becton, Dickinson & Co.	5,328	1,354,910
Boston Scientific Corp.*	26,660	1,233,558
DENTSPLY SIRONA, Inc.	4,151	132,168
DexCom, Inc.*	7,206	816,008
Edwards Lifesciences Corp.*	11,535	860,626
Hologic, Inc.*	4,725	353,477
IDEXX Laboratories, Inc.*	1,548	631,522
Intuitive Surgical, Inc.*	6,597	1,750,514
Medtronic PLC	24,851	1,931,420
ResMed, Inc.	2,724	566,946
STERIS PLC	1,880	347,217
Stryker Corp.	6,309	1,542,487
Teleflex, Inc.	890	222,171
The Cooper Companies, Inc.	907	299,918
Zimmer Biomet Holdings, Inc.	3,906	498,015
		16,875,821
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 9

	Shares	Value ($)
Health Care Providers & Services 3.7%
AmerisourceBergen Corp.	3,028	501,770
Cardinal Health, Inc.	4,909	377,355
Centene Corp.*	10,569	866,764
Cigna Corp.	5,715	1,893,608
CVS Health Corp.	24,552	2,288,001
DaVita, Inc.*	1,043	77,881
Elevance Health, Inc.	4,466	2,290,924
HCA Healthcare, Inc.	3,953	948,562
Henry Schein, Inc.*	2,543	203,109
Humana, Inc.	2,356	1,206,720
Laboratory Corp. of America Holdings	1,654	389,484
McKesson Corp.	2,641	990,692
Molina Healthcare, Inc.*	1,086	358,619
Quest Diagnostics, Inc.	2,162	338,223
UnitedHealth Group, Inc.	17,470	9,262,244
Universal Health Services, Inc. "B"	1,245	175,408
		22,169,364
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	5,500	823,075
Bio-Rad Laboratories, Inc. "A"*	413	173,662
Bio-Techne Corp.	2,940	243,667
Charles River Laboratories International, Inc.*	969	211,145
Danaher Corp.	12,233	3,246,883
Illumina, Inc.*	2,924	591,233
IQVIA Holdings, Inc.*	3,468	710,558
Mettler-Toledo International, Inc.*	419	605,644
PerkinElmer, Inc.	2,339	327,975
Thermo Fisher Scientific, Inc.	7,322	4,032,152
Waters Corp.*	1,115	381,977
West Pharmaceutical Services, Inc.	1,392	327,607
		11,675,578
Pharmaceuticals 4.9%
Bristol-Myers Squibb Co.	39,737	2,859,077
Catalent, Inc.*	3,379	152,089
Eli Lilly & Co.	14,744	5,393,945
Johnson & Johnson	48,831	8,625,996
Merck & Co., Inc.	47,385	5,257,366
Organon & Co.	4,721	131,858
Pfizer, Inc.	104,878	5,373,949
Viatris, Inc.	22,510	250,536
Zoetis, Inc.	8,737	1,280,407
		29,325,223
Industrials 8.6%
Aerospace & Defense 1.9%
Boeing Co.*	10,477	1,995,764
General Dynamics Corp.	4,189	1,039,333
Howmet Aerospace, Inc.	6,738	265,545
	Shares	Value ($)
Huntington Ingalls Industries, Inc.	753	173,702
L3Harris Technologies, Inc.	3,532	735,398
Lockheed Martin Corp.	4,366	2,124,015
Northrop Grumman Corp.	2,699	1,472,601
Raytheon Technologies Corp.	27,527	2,778,025
Textron, Inc.	3,853	272,792
TransDigm Group, Inc.	960	604,464
		11,461,639
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	2,141	196,030
Expeditors International of Washington, Inc.	2,965	308,123
FedEx Corp.	4,441	769,181
United Parcel Service, Inc. "B"	13,624	2,368,396
		3,641,730
Airlines 0.2%
Alaska Air Group, Inc.*	2,403	103,185
American Airlines Group, Inc.*	12,215	155,375
Delta Air Lines, Inc.*	11,847	389,292
Southwest Airlines Co.*	11,033	371,481
United Airlines Holdings, Inc.*	6,078	229,141
		1,248,474
Building Products 0.4%
A.O. Smith Corp.	2,445	139,952
Allegion PLC	1,610	169,468
Carrier Global Corp.	15,705	647,831
Johnson Controls International PLC	12,922	827,008
Masco Corp.	4,298	200,588
Trane Technologies PLC	4,274	718,417
		2,703,264
Commercial Services & Supplies 0.5%
Cintas Corp.	1,611	727,560
Copart, Inc.*	7,995	486,815
Republic Services, Inc.	3,829	493,903
Rollins, Inc.	4,432	161,945
Waste Management, Inc.	6,950	1,090,316
		2,960,539
Construction & Engineering 0.1%
Quanta Services, Inc.	2,698	384,465
Electrical Equipment 0.6%
AMETEK, Inc.	4,312	602,472
Eaton Corp. PLC	7,467	1,171,946
Emerson Electric Co.	11,003	1,056,948
Generac Holdings, Inc.*	1,192	119,987
Rockwell Automation, Inc.	2,124	547,079
		3,498,432
Industrial Conglomerates 0.9%
3M Co.	10,314	1,236,855
The accompanying notes are an integral part of the financial statements.

10 |	DWS Equity 500 Index VIP

	Shares	Value ($)
General Electric Co.	20,394	1,708,813
Honeywell International, Inc.	12,537	2,686,679
		5,632,347
Machinery 1.9%
Caterpillar, Inc.	9,728	2,330,439
Cummins, Inc.	2,648	641,584
Deere & Co.	5,133	2,200,825
Dover Corp.	2,663	360,597
Fortive Corp.	6,619	425,271
IDEX Corp.	1,418	323,772
Illinois Tool Works, Inc.	5,205	1,146,661
Ingersoll Rand, Inc.	7,606	397,413
Nordson Corp.	979	232,728
Otis Worldwide Corp.	7,828	613,011
PACCAR, Inc.	6,443	637,664
Parker-Hannifin Corp.	2,409	701,019
Pentair PLC	3,145	141,462
Snap-on, Inc.	969	221,407
Stanley Black & Decker, Inc.	2,732	205,228
Westinghouse Air Brake Technologies Corp.	3,422	341,550
Xylem, Inc.	3,358	371,294
		11,291,925
Professional Services 0.4%
CoStar Group, Inc.*	7,591	586,633
Equifax, Inc.	2,305	448,000
Jacobs Solutions, Inc.	2,392	287,207
Leidos Holdings, Inc.	2,570	270,338
Robert Half International, Inc.	2,047	151,130
Verisk Analytics, Inc.	2,927	516,381
		2,259,689
Road & Rail 0.9%
CSX Corp.	39,316	1,218,010
J.B. Hunt Transport Services, Inc.	1,553	270,781
Norfolk Southern Corp.	4,332	1,067,492
Old Dominion Freight Line, Inc.	1,704	483,561
Union Pacific Corp.	11,504	2,382,133
		5,421,977
Trading Companies & Distributors 0.2%
Fastenal Co.	10,626	502,822
United Rentals, Inc.*	1,283	456,004
W.W. Grainger, Inc.	843	468,919
		1,427,745
Information Technology 25.6%
Communications Equipment 0.9%
Arista Networks, Inc.*	4,594	557,482
Cisco Systems, Inc.	76,685	3,653,273
F5, Inc.*	1,111	159,440
Juniper Networks, Inc.	6,233	199,207
Motorola Solutions, Inc.	3,134	807,663
		5,377,065
	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	11,172	850,636
CDW Corp.	2,524	450,736
Corning, Inc.	14,242	454,890
Keysight Technologies, Inc.*	3,361	574,966
TE Connectivity Ltd.	5,903	677,664
Teledyne Technologies, Inc.*	874	349,521
Trimble, Inc.*	4,655	235,357
Zebra Technologies Corp. "A"*	975	250,000
		3,843,770
IT Services 4.4%
Accenture PLC "A"	11,768	3,140,173
Akamai Technologies, Inc.*	2,951	248,769
Automatic Data Processing, Inc.	7,737	1,848,060
Broadridge Financial Solutions, Inc.	2,170	291,062
Cognizant Technology Solutions Corp. "A"	9,620	550,168
DXC Technology Co.*	4,366	115,699
EPAM Systems, Inc.*	1,064	348,715
Fidelity National Information Services, Inc.	11,065	750,760
Fiserv, Inc.*	11,908	1,203,542
FleetCor Technologies, Inc.*	1,401	257,336
Gartner, Inc.*	1,481	497,823
Global Payments, Inc.	5,026	499,182
International Business Machines Corp.	16,896	2,380,477
Jack Henry & Associates, Inc.	1,373	241,044
Mastercard, Inc. "A"	15,875	5,520,214
Paychex, Inc.	5,964	689,200
PayPal Holdings, Inc.*	21,294	1,516,559
VeriSign, Inc.*	1,733	356,028
Visa, Inc. "A"	30,544	6,345,821
		26,800,632
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc.*	30,041	1,945,756
Analog Devices, Inc.	9,609	1,576,164
Applied Materials, Inc.	16,075	1,565,384
Broadcom, Inc.	7,570	4,232,614
Enphase Energy, Inc.*	2,523	668,494
First Solar, Inc.*	1,855	277,860
Intel Corp.	77,104	2,037,859
KLA Corp.	2,644	996,867
Lam Research Corp.	2,551	1,072,185
Microchip Technology, Inc.	10,302	723,716
Micron Technology, Inc.	20,313	1,015,244
Monolithic Power Systems, Inc.	843	298,093
NVIDIA Corp.	46,524	6,799,017
NXP Semiconductors NV	4,808	759,808
ON Semiconductor Corp.*	8,082	504,074
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 11

	Shares	Value ($)
Qorvo, Inc.*	1,936	175,479
QUALCOMM, Inc.	20,992	2,307,861
Skyworks Solutions, Inc.	2,990	272,479
SolarEdge Technologies, Inc.*	1,042	295,167
Teradyne, Inc.	2,965	258,993
Texas Instruments, Inc.	16,939	2,798,662
		30,581,776
Software 8.3%
Adobe, Inc.*	8,672	2,918,388
ANSYS, Inc.*	1,628	393,309
Autodesk, Inc.*	4,047	756,263
Cadence Design Systems, Inc.*	5,136	825,047
Ceridian HCM Holding, Inc.*	2,878	184,624
Fortinet, Inc.*	12,196	596,262
Gen Digital, Inc.	10,671	228,680
Intuit, Inc.	5,274	2,052,746
Microsoft Corp.	139,289	33,404,288
Oracle Corp.	28,716	2,347,246
Paycom Software, Inc.*	890	276,176
PTC, Inc.*	1,978	237,439
Roper Technologies, Inc.	1,990	859,859
Salesforce, Inc.*	18,685	2,477,444
ServiceNow, Inc.*	3,773	1,464,943
Synopsys, Inc.*	2,850	909,976
Tyler Technologies, Inc.*	786	253,414
		50,186,104
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	279,456	36,309,718
Hewlett Packard Enterprise Co.	23,763	379,257
HP, Inc.	16,530	444,161
NetApp, Inc.	4,125	247,748
Seagate Technology Holdings PLC	3,497	183,977
Western Digital Corp.*	5,847	184,473
		37,749,334
Materials 2.7%
Chemicals 1.9%
Air Products & Chemicals, Inc.	4,128	1,272,497
Albemarle Corp.	2,179	472,538
Celanese Corp.	1,906	194,869
CF Industries Holdings, Inc.	3,703	315,496
Corteva, Inc.	13,298	781,656
Dow, Inc.	13,055	657,842
DuPont de Nemours, Inc.	9,219	632,700
Eastman Chemical Co.	2,248	183,077
Ecolab, Inc.	4,618	672,196
FMC Corp.	2,327	290,410
International Flavors & Fragrances, Inc.	4,732	496,103
Linde PLC	9,231	3,010,968
	Shares	Value ($)
LyondellBasell Industries NV "A"	4,740	393,562
PPG Industries, Inc.	4,387	551,621
Sherwin-Williams Co.	4,408	1,046,151
The Mosaic Co.	6,407	281,075
		11,252,761
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,171	395,763
Vulcan Materials Co.	2,503	438,300
		834,063
Containers & Packaging 0.3%
Amcor PLC	27,826	331,407
Avery Dennison Corp.	1,520	275,120
Ball Corp.	5,755	294,311
International Paper Co.	6,535	226,307
Packaging Corp. of America	1,735	221,924
Sealed Air Corp.	2,783	138,816
Westrock Co.	4,725	166,131
		1,654,016
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	26,616	1,011,408
Newmont Corp.	14,777	697,474
Nucor Corp.	4,787	630,975
Steel Dynamics, Inc.	3,115	304,336
		2,644,193
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	2,763	402,486
American Tower Corp.	8,716	1,846,572
AvalonBay Communities, Inc.	2,592	418,660
Boston Properties, Inc.	2,719	183,750
Camden Property Trust	1,938	216,823
Crown Castle, Inc.	8,056	1,092,716
Digital Realty Trust, Inc.	5,380	539,453
Equinix, Inc.	1,729	1,132,547
Equity Residential	6,273	370,107
Essex Property Trust, Inc.	1,231	260,874
Extra Space Storage, Inc.	2,515	370,158
Federal Realty Investment Trust	1,379	139,334
Healthpeak Properties, Inc.	10,175	255,087
Host Hotels & Resorts, Inc.	13,376	214,685
Invitation Homes, Inc.	10,811	320,438
Iron Mountain, Inc.	5,422	270,287
Kimco Realty Corp.	11,621	246,133
Mid-America Apartment Communities, Inc.	2,156	338,470
Prologis, Inc.	17,274	1,947,298
Public Storage	2,935	822,358
Realty Income Corp.	11,745	744,985
Regency Centers Corp.	2,941	183,812
SBA Communications Corp.	2,017	565,385
The accompanying notes are an integral part of the financial statements.

12 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Simon Property Group, Inc.	6,096	716,158
UDR, Inc.	5,652	218,902
Ventas, Inc.	7,563	340,713
VICI Properties, Inc.	17,850	578,340
Vornado Realty Trust	2,966	61,722
Welltower, Inc.	8,838	579,331
Weyerhaeuser Co.	13,860	429,660
		15,807,244
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	5,927	456,142
Utilities 3.2%
Electric Utilities 2.1%
Alliant Energy Corp.	4,785	264,180
American Electric Power Co., Inc.	9,555	907,247
Constellation Energy Corp.	6,084	524,502
Duke Energy Corp.	14,425	1,485,631
Edison International	7,096	451,448
Entergy Corp.	3,831	430,987
Evergy, Inc.	4,350	273,745
Eversource Energy	6,452	540,936
Exelon Corp.	18,450	797,593
FirstEnergy Corp.	10,216	428,459
NextEra Energy, Inc.	37,150	3,105,740
NRG Energy, Inc.	4,165	132,530
PG&E Corp.*	30,079	489,085
Pinnacle West Capital Corp.	2,126	161,661
PPL Corp.	13,642	398,619
Southern Co.	20,360	1,453,908
Xcel Energy, Inc.	10,185	714,070
		12,560,341
Gas Utilities 0.0%
Atmos Energy Corp.	2,572	288,244
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	12,389	356,308
Multi-Utilities 0.9%
Ameren Corp.	4,872	433,218
CenterPoint Energy, Inc.	11,880	356,281
CMS Energy Corp.	5,504	348,568
Consolidated Edison, Inc.	6,676	636,290
	Shares	Value ($)
Dominion Energy, Inc.	15,657	960,087
DTE Energy Co.	3,664	430,630
NiSource, Inc.	7,709	211,381
Public Service Enterprise Group, Inc.	9,266	567,728
Sempra Energy	5,850	904,059
WEC Energy Group, Inc.	5,845	548,027
		5,396,269
Water Utilities 0.1%
American Water Works Co., Inc.	3,387	516,247
Total Common Stocks (Cost $252,893,592)		600,408,718

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 0.2%
U.S. Treasury Bills, 4.46% (b), 5/11/2023 (c) (Cost $910,102)	925,000	910,066

	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.07% (d) (e) (Cost $165,065)	165,065	165,065
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 4.2% (d) (Cost $1,297,774)	1,297,774	1,297,774

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $255,266,533)	100.0	602,781,623
Other Assets and Liabilities, Net	0.0	6,126
Net Assets	100.0	602,787,749
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 13

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2022	Value ($) at 12/31/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.07% (d) (e)
6,745,286	—	6,580,221 (f)	—	—	7,004	—	165,065	165,065
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 4.2% (d)
2,447,900	68,451,252	69,601,378	—	—	54,294	—	1,297,774	1,297,774
9,193,186	68,451,252	76,181,599	—	—	61,298	—	1,462,839	1,462,839

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2022 amounted to $161,525, which is 0.0% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At December 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2022.

S&P: Standard & Poor's
At December 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	3/17/2023	14	2,806,484	2,702,700	(103,784)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 600,408,718	$ —	$ —	$ 600,408,718
Short-Term U.S. Treasury Obligation	—	910,066	—	910,066
Short-Term Investments (a)	1,462,839	—	—	1,462,839
Total	$601,871,557	$910,066	$—	$602,781,623
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$ (103,784)	$ —	$ —	$ (103,784)
Total	$(103,784)	$—	$—	$(103,784)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

14 |	DWS Equity 500 Index VIP

Statement of
Assets and Liabilities
Statement of Operations
as of December 31, 2022

Assets
Investments in non-affiliated securities, at value (cost $253,803,694) — including $161,525 of securities loaned	$ 601,318,784
Investment in DWS Government & Agency Securities Portfolio (cost $165,065)*	165,065
Investment in DWS Central Cash Management Government Fund (cost $1,297,774)	1,297,774
Cash	66,728
Receivable for Fund shares sold	54,351
Dividends receivable	522,210
Interest receivable	7,903
Other assets	10,011
Total assets	603,442,826
Liabilities
Payable upon return of securities loaned	165,065
Payable for Fund shares redeemed	233,182
Payable for variation margin on futures contracts	7,476
Accrued management fee	63,379
Accrued Trustees' fees	7,167
Other accrued expenses and payables	178,808
Total liabilities	655,077
Net assets, at value	$602,787,749
Net Assets Consist of
Distributable earnings (loss)	381,467,070
Paid-in capital	221,320,679
Net assets, at value	$602,787,749
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($544,399,395 ÷ 23,699,901 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 22.97
Class B
Net Asset Value, offering and redemption price per share ($43,314,642 ÷ 1,885,936 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 22.97
Class B2
Net Asset Value, offering and redemption price per share ($15,073,712 ÷ 655,653 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 22.99

*	Represents collateral on securities loaned.
for the year ended December 31, 2022

Investment Income
Income:
Dividends (net of foreign taxes withheld of $2,525)	$ 10,434,742
Interest	10,518
Income distributions — DWS Central Cash Management Government Fund	54,294
Securities lending income, net of borrower rebates	7,004
Total income	10,506,558
Expenses:
Management fee	1,243,365
Administration fee	640,138
Services to shareholders	1,405
Record keeping fee (Class B and Class B-2)	89,400
Distribution service fees (Class B and Class B-2)	159,546
Custodian fee	11,060
Professional fees	76,028
Reports to shareholders	56,231
Trustees' fees and expenses	30,532
Other	36,834
Total expenses before expense reductions	2,344,539
Expense reductions	(380,513)
Total expenses after expense reductions	1,964,026
Net investment income	8,542,532
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	34,932,079
Futures	(998,005)
33,934,074
Change in net unrealized appreciation (depreciation) on:
Investments	(183,897,021)
Futures	(207,968)
(184,104,989)
Net gain (loss)	(150,170,915)
Net increase (decrease) in net assets resulting from operations	$(141,628,383)
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 15

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2022	2021
Operations:
Net investment income	$ 8,542,532	$ 8,114,613
Net realized gain (loss)	33,934,074	38,974,537
Change in net unrealized appreciation (depreciation)	(184,104,989)	135,118,220
Net increase (decrease) in net assets resulting from operations	(141,628,383)	182,207,370
Distributions to shareholders:
Class A	(42,243,291)	(37,893,566)
Class B	(3,161,213)	(2,473,191)
Class B2	(1,142,904)	(1,024,797)
Total distributions	(46,547,408)	(41,391,554)
Fund share transactions:
Class A
Proceeds from shares sold	24,641,760	19,492,366
Reinvestment of distributions	42,243,291	37,893,566
Payments for shares redeemed	(71,401,621)	(73,018,437)
Net increase (decrease) in net assets from Class A share transactions	(4,516,570)	(15,632,505)
Class B
Proceeds from shares sold	8,799,484	10,287,704
Reinvestment of distributions	3,161,213	2,473,191
Payments for shares redeemed	(10,018,364)	(9,108,205)
Net increase (decrease) in net assets from Class B share transactions	1,942,333	3,652,690
Class B2
Proceeds from shares sold	87,831	23,964
Reinvestment of distributions	1,142,904	1,024,797
Payments for shares redeemed	(1,749,644)	(2,589,893)
Net increase (decrease) in net assets from Class B2 share transactions	(518,909)	(1,541,132)
Increase (decrease) in net assets	(191,268,937)	127,294,869
Net assets at beginning of period	794,056,686	666,761,817
Net assets at end of period	$602,787,749	$794,056,686
The accompanying notes are an integral part of the financial statements.

16 |	DWS Equity 500 Index VIP

Statements of Changes in Net Assets

	Years Ended December 31,
Other Information	2022	2021
Class A
Shares outstanding at beginning of period	23,787,108	24,298,803
Shares sold	992,800	723,150
Shares issued to shareholders in reinvestment of distributions	1,708,871	1,439,178
Shares redeemed	(2,788,878)	(2,674,023)
Net increase (decrease) in Class A shares	(87,207)	(511,695)
Shares outstanding at end of period	23,699,901	23,787,108
Class B
Shares outstanding at beginning of period	1,814,686	1,675,259
Shares sold	344,087	378,603
Shares issued to shareholders in reinvestment of distributions	127,571	93,717
Shares redeemed	(400,408)	(332,893)
Net increase (decrease) in Class B shares	71,250	139,427
Shares outstanding at end of period	1,885,936	1,814,686
Class B2
Shares outstanding at beginning of period	676,257	730,615
Shares sold	3,714	864
Shares issued to shareholders in reinvestment of distributions	46,067	38,789
Shares redeemed	(70,385)	(94,011)
Net increase (decrease) in Class B2 shares	(20,604)	(54,358)
Shares outstanding at end of period	655,653	676,257
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 17

Financial Highlights
DWS Equity 500 Index VIP — Class A
	Years Ended December 31,
	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$30.22	$24.97	$23.14	$18.90	$22.19
Income (loss) from investment operations:
Net investment income[a]	.33	.31	.34	.35	.37
Net realized and unrealized gain (loss)	(5.75)	6.55	3.23	5.37	(1.31)
Total from investment operations	(5.42)	6.86	3.57	5.72	(.94)
Less distributions from:
Net investment income	(.32)	(.41)	(.39)	(.43)	(.38)
Net realized gains	(1.51)	(1.20)	(1.35)	(1.05)	(1.97)
Total distributions	(1.83)	(1.61)	(1.74)	(1.48)	(2.35)
Net asset value, end of period	$22.97	$30.22	$24.97	$23.14	$18.90
Total Return (%)[b]	(18.34)	28.40	18.10	31.19	(4.65)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	544	719	607	561	472
Ratio of expenses before expense reductions (%)[c]	.32	.32	.33	.35	.34
Ratio of expenses after expense reductions (%)[c]	.26	.26	.26	.27	.30
Ratio of net investment income (%)	1.33	1.14	1.56	1.68	1.73
Portfolio turnover rate (%)	2	2	4	3	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

18 |	DWS Equity 500 Index VIP

DWS Equity 500 Index VIP — Class B
	Years Ended December 31,
	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$30.20	$24.95	$23.12	$18.89	$22.17
Income (loss) from investment operations:
Net investment income[a]	.24	.21	.26	.28	.29
Net realized and unrealized gain (loss)	(5.74)	6.54	3.23	5.35	(1.29)
Total from investment operations	(5.50)	6.75	3.49	5.63	(1.00)
Less distributions from:
Net investment income	(.22)	(.30)	(.31)	(.35)	(.31)
Net realized gains	(1.51)	(1.20)	(1.35)	(1.05)	(1.97)
Total distributions	(1.73)	(1.50)	(1.66)	(1.40)	(2.28)
Net asset value, end of period	$22.97	$30.20	$24.95	$23.12	$18.89
Total Return (%)[b]	(18.62)	27.91	17.63	30.66	(4.94)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43	55	42	33	21
Ratio of expenses before expense reductions (%)[c]	.71	.71	.71	.72	.71
Ratio of expenses after expense reductions (%)[c]	.64	.64	.64	.65	.65
Ratio of net investment income (%)	.95	.76	1.17	1.31	1.38
Portfolio turnover rate (%)	2	2	4	3	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 19

DWS Equity 500 Index VIP — Class B2
	Years Ended December 31,
	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$30.23	$24.98	$23.14	$18.90	$22.18
Income (loss) from investment operations:
Net investment income[a]	.23	.21	.25	.27	.28
Net realized and unrealized gain (loss)	(5.74)	6.54	3.24	5.36	(1.30)
Total from investment operations	(5.51)	6.75	3.49	5.63	(1.02)
Less distributions from:
Net investment income	(.22)	(.30)	(.30)	(.34)	(.29)
Net realized gains	(1.51)	(1.20)	(1.35)	(1.05)	(1.97)
Total distributions	(1.73)	(1.50)	(1.65)	(1.39)	(2.26)
Net asset value, end of period	$22.99	$30.23	$24.98	$23.14	$18.90
Total Return (%)[b]	(18.64)	27.86	17.64	30.64	(5.00)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	20	18	17	15
Ratio of expenses before expense reductions (%)[c]	.71	.72	.72	.74	.73
Ratio of expenses after expense reductions (%)[c]	.65	.65	.65	.67	.70
Ratio of net investment income (%)	.94	.75	1.17	1.28	1.32
Portfolio turnover rate (%)	2	2	4	3	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

20 |	DWS Equity 500 Index VIP

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Equity 500 Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares (Class A shares, Class B shares and Class B2 shares). Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B and Class B2 shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

DWS Equity 500 Index VIP	| 21

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the year ended December 31, 2022, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of December 31, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2022, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the

22 |	DWS Equity 500 Index VIP

United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, the realized tax character on distributions from certain securities and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At December 31, 2022, the Fund's components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$ 8,557,398
Undistributed long-term capital gains	$ 33,125,028
Net unrealized appreciation (depreciation) on investments	$ 339,748,914
At December 31, 2022, the aggregate cost of investments for federal income tax purposes was $263,032,713. The net unrealized appreciation for all investments based on tax cost was $339,748,914. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $366,704,412 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $26,955,498.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2022	2021
Distributions from ordinary income*	$ 8,889,283	$ 10,689,177
Distributions from long-term capital gains	$ 37,658,125	$ 30,702,377

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies.  In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2022, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent

DWS Equity 500 Index VIP	| 23

upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of December 31, 2022, is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2022, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $2,703,000 to $4,862,000.
The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2022 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivative	Futures Contracts
Equity Contracts (a)	$ (103,784)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2022 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ (998,005)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (207,968)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the year ended December 31, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $12,596,556 and $53,539,514, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

24 |	DWS Equity 500 Index VIP

Prior to October 1, 2022, under the Investment Management Agreement with the Advisor, the Fund paid the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%
Effective October 1, 2022, under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	.150%
Next $1 billion of such net assets	.125%
Over $2 billion of such net assets	.100%
Accordingly, for the year ended December 31, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.188% of the Fund’s average daily net assets.
For the period from January 1, 2022 through September 30, 2023 (through April 30, 2023 for Class B shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.26%
Class B	.64%
Class B2	.65%
For the year ended December 31, 2022, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 339,339
Class B	30,539
Class B2	10,635
$ 380,513
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2022, the Administration Fee was $640,138, of which $50,839 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B and B2 shares. For the year ended December 31, 2022, the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at December 31, 2022
Class B	$ 117,412	$ 9,383
Class B2	42,134	3,276
	$ 159,546	$ 12,659
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”) (name changed from DST Systems, Inc. effective January 1, 2023), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service

DWS Equity 500 Index VIP	| 25

agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2022
Class A	$ 616	$ 107
Class B	109	18
Class B2	74	12
	$ 799	$ 137
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended December 31, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $6,100, of which $210 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the year ended December 31, 2022, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $519.
E.
Ownership of the Fund
At December 31, 2022, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 52% and 15%, respectively. One participating insurance company was owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 90%. Two participating insurance companies were the owners of record of 10% or more of the total outstanding Class B2 shares of the Fund, each owning 85% and 15%, respectively.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2022.

26 |	DWS Equity 500 Index VIP

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Investments VIT Funds and Shareholders of DWS Equity 500 Index VIP:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Equity 500 Index VIP (the “Fund”) (one of the funds constituting Deutsche DWS Investments VIT Funds) (the “Trust”), including the investment portfolio, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Investments VIT Funds) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the years ended December 31, 2018, were audited by another independent registered public accounting firm whose report, dated February 14, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 13, 2023

DWS Equity 500 Index VIP	| 27

Information About Your Fund’s Expenses (Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2022 to December 31, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended December 31, 2022

Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/22	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/22	$ 1,021.80	$ 1,020.00	$ 1,020.00
Expenses Paid per $1,000*	$ 1.32	$ 3.26	$ 3.31
Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/22	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/22	$ 1,023.89	$ 1,021.98	$ 1,021.93
Expenses Paid per $1,000*	$ 1.33	$ 3.26	$ 3.31

*
Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.26%	.64%	.65%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

28 |	DWS Equity 500 Index VIP

Tax Information (Unaudited)
The Fund paid distributions of $1.48 per share from net long-term capital gains during its year ended December 31, 2022.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $36,535,000 as capital gain dividends for its year ended December 31, 2022.
For corporate shareholders, 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2022, qualified for the dividends received deduction.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please contact your insurance provider.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

DWS Equity 500 Index VIP	| 29

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Equity 500 Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2022.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that,

30 |	DWS Equity 500 Index VIP

for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that, effective October 1, 2022, in connection with the 2022 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing

DWS Equity 500 Index VIP	| 31

broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

32 |	DWS Equity 500 Index VIP

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods designer and distributor); former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	69	—
John W. Ballantine (1946) Board Member since 1999
Retired; formerly, Executive Vice President and Chief Risk Management
Officer, First Chicago NBD Corporation/The First National Bank of Chicago
(1996–1998); Executive Vice President and Head of International Banking
(1995–1996); Not-for-Profit Directorships: Window to the World
Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago;
Former Directorships: Director and Chairman of the Board, Healthways,
Inc.[2] (population wellbeing and wellness services) (2003–2014); Stockwell
Capital Investments PLC (private equity); Enron Corporation; FNB
Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak
Brook Bank; Portland General Electric[2] (utility company (2003–2021); and
Prisma Energy International; Former Not-for-Profit Directorships: Public
Radio International; Palm Beach Civic Assn.
		69	—
Dawn-Marie Driscoll (1946) Board Member since 1987
Advisory Board and former Executive Fellow, Hoffman Center for Business
Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm)
(1988–1990); Vice President of Corporate Affairs and General Counsel,
Filene’s (retail) (1978–1988); Directorships: Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); Former Directorships: ICI Mutual Insurance Company
(2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012),
Investment Company Institute (audit, executive, nominating committees)
and Independent Directors Council (governance, executive committees)
		69	—
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International Banking and Professor of Finance,
The Wharton School, University of Pennsylvania (since July 1972);
formerly: Director, The Wharton Financial Institutions Center (1994–2020);
Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and
Director, The Lauder Institute of International Management Studies
(2000–2006); Member FDIC Systemic Risk Advisory Committee since
2011, member Systemic Risk Council since 2012 and member of the
Advisory Board at the Yale Program on Financial Stability since 2013;
Former Directorships: Co-Chair of the Shadow Financial Regulatory
Committee (2003–2015), Executive Director of The Financial Economists
Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013),
Director of The Aberdeen Singapore Fund (2007–2018), Director, The
Aberdeen Japan Fund (2007-2021) and Nonexecutive Director of Barclays
Bank DE (2010–2018)
		69	—

DWS Equity 500 Index VIP	| 33

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Chad D. Perry (1972) Board Member or Advisory Board Member since 2021[3]	Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (since 2011); formerly Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	21[4]	Director - Great Elm Capital Corp. (business development company) (since 2022)
Rebecca W. Rimel (1951) Board Member since 1995
Director, The Bridgespan Group (nonprofit organization) (since October
2020); formerly: Executive Vice President, The Glenmede Trust Company
(investment trust and wealth management) (1983–2004); Board Member,
Investor Education (charitable organization) (2004–2005); Former
Directorships: Trustee, Executive Committee, Philadelphia Chamber of
Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June
2007); Trustee, Thomas Jefferson Foundation (charitable organization)
(1994–2012); President, Chief Executive Officer and Director (1994–2020)
and Senior Advisor (2020-2021), The Pew Charitable Trusts (charitable organization); Director, BioTelemetry Inc.[2] (acquired by Royal Philips in
2021) (healthcare) (2009–2021); Director, Becton Dickinson and Company[2]
(medical technology company) (2012-2022)
		69	—
Catherine Schrand (1964) Board Member since 2021*	Celia Z. Moh Professor of Accounting (since 2016) and Professor of Accounting (since 1994), The Wharton School, University of Pennsylvania; formerly Vice Dean, Wharton Doctoral Programs (2016–2019)	69	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	69	—
Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present
Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018–present);
Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service
Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc.
(2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and
Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central
and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds
(2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.
(2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company
(since October 16, 2020); and Episcopalian Charities of New York (2018–present)

John Millette[8] (1962) Vice President and Secretary, 1999–present
Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment Management Americas,
Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX
ETF Trust (2020–present); Vice President, DBX Advisors LLC (2021–present); Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.
2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); and
Assistant Secretary, DBX ETF Trust (2019–2020)

Ciara Crawford[9] (1984) Assistant Secretary, 2019–present	Fund Administration (Specialist), DWS (2015–present); formerly, Legal Assistant at Accelerated Tax Solutions
Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present
Fund Administration Treasurer's Office (Co-Head since 2018), DWS; Treasurer, Chief Financial Officer and
Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity
Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present);
formerly: Assistant Treasurer for the DWS funds (2007–2018)

Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Fund Administration Tax (Head), DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present
Fund Administration Treasurer's Office (Co-Head since 2018), DWS; Director and Vice President, DWS
Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer,
The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund,
Inc. (2018–present)

Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present
Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance Officer, The
European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund,
Inc. (2016–present)

34 |	DWS Equity 500 Index VIP

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present
Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer,
DBX Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New
Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary,
Deutsche AM Distributors, Inc. (2002–2017); Secretary, Deutsche AM Service Company (2010–2017);
and Chief Legal Officer, DBX Strategic Advisors LLC (2020–2021)

Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, since October 6, 2021
Senior Team Lead Anti-Financial Crime and Compliance, DWS; AML Officer, DWS Trust Company (since
November 2, 2021); AML Officer, DBX ETF Trust (since October 21, 2021); AML Officer, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since
November 12, 2021); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO

*
Ms. Schrand was an Advisory Board Member for certain funds in the DWS Fund Complex for the period from November 18, 2021 to
December 31, 2022 and was elected as a Full Board Member as of January 1, 2023 for all funds in the DWS Fund Complex.

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]
Mr. Perry is an Advisory Board Member of Deutsche DWS Asset Allocation Trust, Deutsche DWS Equity 500 Index Portfolio,
Deutsche DWS Global/International Fund, Inc., Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS
International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Money Market
Trust, Deutsche DWS Municipal Trust, Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free Trust,
Deutsche DWS Variable Series I and Government Cash Management Portfolio. Mr. Perry is a Board Member of each other Trust.

[4]
Mr. Perry oversees 21 funds in the DWS Fund Complex as a Board Member of various Trusts. Mr. Perry is an Advisory Board
Member of various Trusts/Corporations comprised of 48 funds in the DWS Fund Complex.

[5]
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons”
of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, NY 10022.
[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Equity 500 Index VIP	| 35

vit-equ500-2 (R-025817-12 2/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS equity 500 Index VIP

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2022	$39,361	$0	$7,206	$0
2021	$41,433	$0	$7,206	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2022	$0	$148,212	$0
2021	$0	$461,717	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2022	$7,206	$148,212	$0	$155,418
2021	$7,206	$461,717	$0	$468,923

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2021 and 2022 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue to act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY and EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any professionals who were part of the audit engagement team for the Fund or in the position to influence the audit engagement team for the Fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	2/15/2023